CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY (USD $) In Thousands, except Share data		Total USD ($)	Common Stock Outstanding [Member]	Ordinary Shares [Member] USD ($)	Additional Paid-in Capital [Member] USD ($)	Retained Earnings [Member] USD ($)	Accumulated Other Comprehensive Income [Member] USD ($)	Treasury Stock [Member] USD ($)	Total Mindray Shareholders' Equity [Member] USD ($)	Non-controlling Interests [Member] USD ($)
Balance at Dec. 31, 2011		$ 1,151,435		$ 15	$ 486,314	$ 566,184	$ 100,139	$ (10,160)	$ 1,142,492	$ 8,943
Balance (in shares) at Dec. 31, 2011			115,341,581
Net income		182,282				180,209			180,209	2,073
Non-controlling interest arising from acquisition of a subsidiary		34,124								34,124
Dividends declared ($0.50 in 2014, $0.50 in 2013 and $0.40 in 2012 per share)	[1]	(46,401)				(46,401)			(46,401)
Issuance of ordinary shares in relation to exercise of options/issuance of restricted shares (in shares)			2,092,950
Issuance of ordinary shares in relation to exercise of options/issuance of restricted shares		24,593			24,593				24,593
Share-based compensation		14,156			14,156				14,156
Foreign currency translation adjustments		16,420					16,417		16,417	3
Reissuance of treasury stock in relation to exercise of options/issuance of restricted shares					(10,160)			10,160
Others		506			(623)				(623)	1,129
Balance at Dec. 31, 2012		1,377,115		15	514,280	699,992	116,556		1,330,843	46,272
Balance (in shares) at Dec. 31, 2012			117,434,531
Net income		230,547				224,754			224,754	5,793
Non-controlling interest arising from acquisition of a subsidiary		7,083								7,083
Dividends declared ($0.50 in 2014, $0.50 in 2013 and $0.40 in 2012 per share)	[1]	(59,070)				(59,070)			(59,070)
Issuance of ordinary shares in relation to exercise of options/issuance of restricted shares (in shares)			2,005,570
Issuance of ordinary shares in relation to exercise of options/issuance of restricted shares		16,091			16,091				16,091
Share-based compensation		14,823			14,823				14,823
Foreign currency translation adjustments		33,938					33,876		33,876	62
Purchase of treasury stock (in shares)			(1,111,664)
Purchase of treasury stock		(42,369)						(42,369)	(42,369)
Retirement of treasury stock					(23,577)			23,577
Balance at Dec. 31, 2013		1,578,158		15	521,617	865,676	150,432	(18,792)	1,518,948	59,210
Balance (in shares) at Dec. 31, 2013			118,328,437
Net income		198,989				193,292			193,292	5,697
Non-controlling interest arising from acquisition of a subsidiary		8,915								8,915
Dividends declared ($0.50 in 2014, $0.50 in 2013 and $0.40 in 2012 per share)	[1]	(58,711)				(58,711)			(58,711)
Issuance of ordinary shares in relation to exercise of options/issuance of restricted shares (in shares)			932,992
Issuance of ordinary shares in relation to exercise of options/issuance of restricted shares		3,324			3,324				3,324
Share-based compensation		20,131			20,131				20,131
Foreign currency translation adjustments		(6,287)					(6,312)		(6,312)	25
Purchase of treasury stock (in shares)			(1,959,676)
Purchase of treasury stock		(68,080)						(68,080)	(68,080)
Retirement of treasury stock					(86,872)			86,872
Cash contribution from a non-controlling interest		655								655
Cash paid to acquire non-controlling interests		(5,810)			(4,636)				(4,636)	(1,174)
Balance at Dec. 31, 2014		$ 1,671,284		$ 15	$ 453,564	$ 1,000,257	$ 144,120		$ 1,597,956	$ 73,328
Balance (in shares) at Dec. 31, 2014			117,301,753

[1]	The Company declared a cash dividend of $0.4, $0.5 and $0.5 per each Class A ordinary share and each Class B ordinary share for the years ended December 31, 2012, 2013 and 2014, respectively.